Inventories (Narrative) (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Inventories [Abstract]
Increase (decrease) in provisions for slow-moving and redundant stock	R 39	R (51)
Provision for slow moving and redundant stock	R 292	R 331